Condensed Consolidated Balance Sheets (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash		$ 7,624
Accounts receivable, net		8,904
Total current assets		17,973
Property and equipment, net		335
Financial assets at fair value		1,965
Intangible assets		116,646
Goodwill	$ 176,595	227,763
Right-of-use assets		3,519
Total assets		368,225
Current liabilities
Notes payable, net of discount		4,090
Notes payable - related parties		368
Convertible notes, net of $945 and $710 discount as of March 31, 2020 and December 31, 2019, respectively		1,358
Shares settled liability for intangible asset		1,000
Profit share liability	1,971	1,971
Warrant liability - subsidiary	39	24
Warrant liability	15,987
Derivative liability		376
Current portion of lease liability		815
Total current liabilities		67,442
Deferred income taxes	28,679	30,879
Other long-term liabilities		41
Lease liability		2,705
Long term borrowings		43,982
Total liabilities		145,049
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value		462
Stockholders' equity:
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 and 28,912,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively		3
Additional paid-in capital		257,002
Accumulated deficit		(56,123)
Non-controlling interest		22,602
Accumulated other comprehensive loss		(770)
Total stockholders' equity	176,191	222,714	$ 232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY		368,225
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
Series X Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member]
Current assets
Cash	81	7,624	31
Accounts receivable, net		8,904
Notes Receivable - FuboTV	10,000
Inventory		49
Prepaid expenses	130	1,396
Total current assets	10,211	17,973	31
Property and equipment, net		335	14
Deposits	24	24	3
Investment in Nexway at fair value	2,374
Financial assets at fair value	1,965	1,965
Intangible assets	111,459	116,646	136,078
Goodwill	176,595	227,763	149,975
Right-of-use assets	37	3,519
Total assets	302,665	368,225	286,101
Current liabilities
Accounts payable	3,406	36,373	2,475
Accrued expenses	4,337	20,402	5,860
Due to related parties	305	665	398
Notes payable, net of discount	5,207	4,090	3,667
Notes payable - related parties	446	368	172
Convertible notes, net of $945 and $710 discount as of March 31, 2020 and December 31, 2019, respectively	1,962	1,358	587
Convertible notes - related parties			864
Shares settled liability for intangible asset		1,000
Shares settled liability for note payable	7,515
Profit share liability	1,971	1,971
Warrant liability - subsidiary	39	24	4,528
Warrant liability	15,987
Derivative liability	389	376
Current portion of lease liability	37	815
Total current liabilities	41,601	67,442	18,551
Deferred income taxes	28,679	30,879	35,000
Other long-term liabilities	1	41
Lease liability		2,705
Long term borrowings	55,130	43,982
Total liabilities	125,411	145,049	53,551
COMMITMENTS AND CONTINGENCIES (Note 15)
Series D Convertible Preferred stock, value	463	462
Stockholders' equity:
Common stock par value $0.0001: 400,000,000 shares authorized; 32,307,663 and 28,912,500 shares issued and outstanding at March 31, 2020 and December 31, 2019, respectively	3	3	1
Additional paid-in capital	270,397	257,002	227,570
Accumulated deficit	(111,593)	(56,123)	(21,763)
Non-controlling interest	17,984	22,602	26,742
Accumulated other comprehensive loss		(770)
Total stockholders' equity	176,791	222,714	232,550
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY AND TEMPORARY EQUITY	302,665	368,225	286,101
FaceBank Group, Inc Pre-Merger [Member] | Series AA Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock value